Accounts receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable [Abstract]
Allowance for doubtful accounts receivables	$ 0	$ 0.4
Decrease in contract revenue	$ 3.4	$ 0